Taxes - Schedule of Group’s Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ (21,210,711)	$ (15,775,162)	$ 23,608,157
Non-Singapore [Member]
Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	(26,514,548)	(1,534,840)	(1,334,643)
Singapore [Member]
Schedule of Group’s Income (Loss) Before Income Taxes [Line Items]
Income (loss) before income taxes	$ 5,303,837	$ (14,240,322)	$ 24,942,800